Goodwill and Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2019 CNY (¥)
Estimated amortization expense
2020	¥ 21,893,234
2021	19,083,711
2022	18,121,730
2023	17,614,984
2024	¥ 17,233,333